Investments in equity investees	12 Months Ended
Dec. 31, 2014
Investments in equity investees [Abstract]
Investments in equity investees
6.	Investments in equity investees

The Company's long-term investments consisting of cost method investments and equity method investments as of December 31, 2013 and 2014 were as follows:

	As of December 31,
	2013	2014
	RMB'000	RMB'000

JTEA Inc. (cost method)	—	15,303
Guangzhou Grape NetworkTechnology Co., Ltd. (equity method)	—	6,056
ShenZhen TianRen Hudong Technology Co., Ltd. (equity method)	—	3,860
Chengdu JuLe Technology Co., Ltd (equity method)	1,330	1,231
Beintoo China Limited (PRC) (equity method)	—	351
	1,330	26,801

JTEA Inc.

In July 2014, the Company acquired 30.0% equity stake of JTEA Inc. by subscribing its Series A convertible preferred shares with a total cash consideration of US$3,000,000. Given the fact that the investment was not an investment in common stock or in-substance common stock as such shares held by the Company contain certain terms such as liquidation preference over others, the investment is accounted for as an investment in an equity security under cost method since the equity securities do not have a readily determinable fair value.

Several factors that indicate other-than-temporary impairment of a security's value has occurred. The Company used the discounted cash flow method to assess the fair value of this investment as at December 31, 2014, as a result, an impairment charge of RMB3,029,000 has been provided against the carrying value of the investment.

Guangzhou Grape NetworkTechnology Co., Ltd. (“Guangzhou Grape”)

In November 2014, the Company acquired 20.0% equity shares in Guangzhou Grape with a total cash consideration of RMB6,000,000. Guangzhou Grape is engaged in mobile game publishing. The Company applied equity method of accounting to account for the investment as the Company has the ability to exercise significant influence, given the level of investment and the common directors on the board of the investee (Out of total three directors, one occupied by the Company).

ShenZhen TianRen Hudong Technology Co., Ltd. (“Tianren Hudong”)

In August 2014, the Company acquired 20.0% equity shares in Tianren Hudong with a total cash consideration of RMB4,000,000. Tianren Hudong is engaged in development and operation of online games. The Company applied equity method of accounting to account for the investment as the Company has the ability to exercise significant influence, given the level of investment and the common directors on the board of the investee (Out of total three directors, one occupied by the Company).